Intangible Assets (Details)	12 Months Ended
	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)
Intangible Assets [Line Items]
Capitalization rate	22.80%	22.80%
Capitalization rate			17.00%
Development of amortization costs	$ 43,267,013
Impairment expense recognized		$ 7,300,000	$ 5,791,439
Carrying amount of assets			$ 5,791,439
Discount rate percentage			33.65%
Impairment loss (in Dollars)					$ 30,232,269
Development Costs [Member]
Intangible Assets [Line Items]
Depreciation	$ 273,584		$ 117,535	$ 227,873
Licenses [Member]
Intangible Assets [Line Items]
Components of technology projects			$ 1,424,196
Intangible Assets [Member]
Intangible Assets [Line Items]
Impairment loss (in Dollars)					38,207,503
Impairment expense written off (in Dollars)					7,975,234
amount of recoverable using CGU (in Dollars)					2,233,781
Amount of carrying value using CGU (in Dollars)					$ 32,466,050
Intangible Assets [Member] | Licenses [Member]
Intangible Assets [Line Items]
Discount rate					27.50%